Marketable securities	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
Marketable securities
Marketable securities
Effective January 1, 2018, we adopted ASU 2016-01, which applies to equity investments that are neither (i) accounted for under the equity method or (ii) result in consolidation. Under ASU 2016-01 we record such investments at fair value and recognize any changes directly in net income, unless there is no readily ascertainable fair value, in which case we record the investment at cost less impairment. We hold investments in certain marketable securities which we account for at fair value through profit and loss per this guidance. We use quoted market prices to determine the fair value of our marketable securities and categorize them as level 1 on the fair value hierarchy.
For fiscal periods beginning prior to January 1, 2018, marketable securities not accounted for under the equity method were classified as available-for-sale. Unrealized gains and losses on equity securities classified as available-for-sale were recognized in other comprehensive income. When we adopted ASU 2016-01 for the first time at January 1, 2018, we reclassified $31 million of previously recognized fair value gains from accumulated other comprehensive income to retained earnings on January 1, 2018.
The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Seadrill Partners - Common units	2	45
Archer	9	12
Total marketable securities	11	57

The below table shows the gain and losses recognized through net income for the periods presented in this report since the adoption of ASU 2016-01.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Common Units - unrealized loss on marketable securities	(43)	(45)	(5)
Archer - unrealized (loss)/gain on marketable securities	(3)	(19)	2
Total unrealized loss on marketable securities	(46)	(64)	(3)
The below table shows the gain and losses recognized through other comprehensive income for the periods presented in this report before the adoption of ASU 2016-01.

Predecessor
(In $ millions)	Year ended December 31, 2017
Seadrill Partners - Common Units - unrealized loss on marketable securities	(14)
Archer - unrealized gain on marketable securities	28
Total unrealized gain on marketable securities	14

Until April 2017, we accounted for our investment in Archer under the equity method. However, as part of a financial restructuring, Archer completed two share issuances in March and April 2017, which diluted our ownership interest to 15.7%. Also, as part of this restructuring, we agreed with Archer to convert total outstanding subordinated loans, fees and interest provided to Archer, with a carrying value of $37 million, into a $45 million loan. The fair value of the new loan receivable at the date of conversion was $56 million resulting in a gain of $19 million on debt extinguishment, which is presented within “Gain on debt extinguishment” in our Predecessor Consolidated Statement of Operations.
As a result of these activities, we concluded that we no longer had significant influence over Archer's financial and operating decisions, primarily as a result of the reduction in our shareholding and the significant reduction in our interests in related debt and guarantees. We reclassified our equity method investment in Archer, which had a carrying value of nil, to an investment in marketable security, also with a carrying value of nil. We then revalued the investment in marketable security to fair value based on Archer's share price. We recognized the gain through other comprehensive income.
For periods before we adopted ASU 2016-01, we reviewed our marketable securities for other-than-temporary impairment at each reporting date. However, there were no impairments recorded against our investments in marketable securities during any of the periods presented.